Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (203.5)	$ (43.5)	$ (728.3)
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation of property plant and equipment	106.6	122.0	163.6
Realization of government grants	(0.5)	(3.0)	(4.6)
Amortization of intangible assets	103.7	86.6	128.5
Realization of contribution from suppliers	(21.1)	(10.1)	(8.3)
EVE transaction	239.2
Gain and loss on shareholding	(1.4)
Loss (reversal) for inventory obsolescence	(28.1)	(55.7)	16.6
Adjustment to fair value, inventory, property plant and equipment and intangible	11.6	(20.3)	4.2
Adjustment to fair value - Financial investments	(1.7)	(39.1)	4.1
Expect credit losses (reversal) and receivables written-off	17.4	(13.0)	37.4
Losses on fixed assets disposal	41.1	31.6	15.2
Deferred income tax and social contribution	(87.5)	38.4	104.7
Accrued interest	201.0	227.6	197.8
Interest on marketable securities, net	(9.8)	(2.4)	(0.4)
Share-based remuneration	2.9
Equity in associates gains and losses	(8.5)	(1.1)	(2.7)
Foreign exchange gain (loss), net	(24.8)	(21.4)	77.1
Mark to market of the residual value guarantees		(51.5)	(9.7)
Other provisions	38.7	32.3	23.6
Non-controlling interests	18.1	(1.5)	(3.2)
CHANGES IN ASSETS
Financial investments	181.3	(41.7)	(513.0)
Derivative financial instruments	(5.6)	5.4	(2.1)
Accounts receivable	(1.1)	13.9	42.6
Contract assets	75.2	(119.3)	33.9
Customer and commercial financing	(87.5)	11.4	(38.4)
Inventories	(294.3)	474.4	(34.6)
Other assets	10.5	(40.4)	(73.2)
CHANGES IN LIABILITIES
Trade accounts payable	244.9	(10.0)	(314.0)
Trade accounts payable - Supplier finance	12.7	14.7
Other payables	(3.5)	(39.1)	(52.5)
Income tax and social contribution paid	(50.2)	(22.5)	(86.9)
Interest paid	(183.7)	(207.4)	(173.2)
Contract liabilities	450.8	216.8	(134.5)
Taxes and payroll charges payable	39.1	24.4	48.7
Financial guarantees	(15.7)	(55.0)	(5.4)
Unearned income	(15.0)	13.8	(3.2)
NET CASH GENERATED (USED) IN OPERATING ACTIVITIES	751.3	515.3	(1,290.2)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(136.2)	(101.7)	(102.3)
Proceeds from sale of property, plant and equipment	5.4	3.6	10.7
Additions to intangible assets	(119.8)	(166.5)	(121.4)
Additions investments in subsidiaries and affiliates	(0.4)	(0.8)	(1.8)
Investment sale	158.2
Acquisition of subsidiary, net of cash acquired			(4.1)
Acquisition of non controlling interest		(3.8)
Financial investments	(17.6)	135.9	113.1
Dividends received	0.9	1.7	0.5
NET CASH USED IN INVESTING ACTIVITIES	(109.5)	(131.6)	(105.3)
FINANCING ACTIVITIES
Proceeds from borrowings	145.4	60.4	2,079.1
Repayment of borrowings	(961.8)	(478.2)	(1,061.8)
Proceeds from stock options exercised			0.4
Receipt in the offering of subsidiary shares	207.0
Costs in the offering of subsidiary shares	(47.9)
Repurchases of common shares		(2.5)
Lease payments	(11.9)	(10.3)	(9.0)
NET CASH GENERATED (USED) IN FINANCING ACTIVITIES	(669.2)	(430.6)	1,008.7
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27.4)	(46.9)	(386.8)
Effects of exchange rate changes on cash and cash equivalents	4.4	2.4	(37.8)
Cash and cash equivalents at the beginning of the period	1,838.6	1,883.1	2,307.7
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	1,815.6	1,838.6	1,883.1
Included in cash and cash equivalents per the statements of financial position	1,816.9	1,818.3	$ 1,883.1
Included in assets held for sale - Evora Companies	0.0	$ 20.3
Including cash overdraft classified as liability	$ (1.3)